Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 7		$ 6		$ 14
Additions Charged to Costs and Expenses	12		8		4
Deductions	6	[1]	7	[1]	12	[1]
Balance at End of Period	13		7		6
Obsolescence allowance-spare parts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	89		64		61
Additions Charged to Costs and Expenses	40		31		215
Deductions	4	[1]	6	[1]	212	[1]
Balance at End of Period	125		89		64
Valuation allowance for deferred tax assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	4,137		4,171		3,060
Assumed in Merger/ Acquisition Accounting Adjustment					1,487
Additions Charged to Costs and Expenses	487		333		90
Deductions	21	[1]	367	[1]	466	[1]
Balance at End of Period	4,603		4,137		4,171
United Airlines, Inc. | Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	7		6		19
Assumed in Merger/ Acquisition Accounting Adjustment					(5)
Additions Charged to Costs and Expenses	12		8		4
Deductions	6	[1]	7	[1]	12	[1]
Balance at End of Period	13		7		6
United Airlines, Inc. | Obsolescence allowance-spare parts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	89		64		182
Assumed in Merger/ Acquisition Accounting Adjustment					(121)
Additions Charged to Costs and Expenses	40		31		215
Deductions	4	[1]	6	[1]	212	[1]
Balance at End of Period	125		89		64
United Airlines, Inc. | Valuation allowance for deferred tax assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	4,048		4,008		3,339
Assumed in Merger/ Acquisition Accounting Adjustment					1,125
Additions Charged to Costs and Expenses	661		371		32
Deductions	206	[1]	331	[1]	488	[1]
Balance at End of Period	$ 4,503		$ 4,048		$ 4,008

[1]	Deduction from reserve for purpose for which reserve was created.